Accounts Receivable, Net - Schedule of Changes in Allowance for Credit Losses (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($)
Schedule of Changes in Allowance for Credit Losses [Abstract]
Beginning balance	$ 364,702	$ 468,971	$ 445,516
Addition	249,956	321,418	23,455
Ending balance	$ 614,658	$ 790,389	$ 468,971